ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2020
Advances Receivable [Abstract]
ADVANCES RECEIVABLE [Text Block]	5. ADVANCES RECEIVABLE The advances receivable include an unsecured loan of $15,337 (December 31, 2019 - $15,282), which is non-interest bearing and due on demand.